UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2009

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Geoffrey Raynor
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Attorney-in-Fact for Geoffrey Raynor
Phone: 972-237-2922

Signature, Place, and Date of Signing:

    /s/ Brandon Teague     Fort Worth, Texas       August 13, 2009
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name
      28-10108                  Scepter Holdings, Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $8,444 (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

CIENA CORP                    NOTE 0.250% 5/0   171779AB7     127        195,000   PRN       DEFINED             195,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1     643      1,302,000   PRN       DEFINED           1,302,000
HOLOGIC INC                   FRNT 2.000% 12/1  436440AA9   1,916      2,722,000   PRN       DEFINED           2,722,000
INTERPUBLIC GROUP COS INC     NOTE 4.750% 3/1   460690BE9     393        453,000   PRN       DEFINED             453,000
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0   495582AJ7     252        326,000   PRN       DEFINED             326,000
SAKS INC                      NOTE 2.000% 3/1   79377WAL2   2,538      3,907,000   PRN       DEFINED           3,907,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9     582        716,000   PRN       DEFINED             716,000
WESCO INTL INC                NOTE 1.750% 11/1  95082PAG0   1,080      1,302,000   PRN       DEFINED           1,302,000
WESCO INTL INC                DBCV 2.625% 10/1  95082PAE5     913        977,000   PRN       DEFINED             977,000
